Note 13 - Amounts Recognized in Accumulated Other Comprehensive Income (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Net actuarial loss	¥ 959,426	¥ 371,122
Obligation at transition		365
Total	¥ 959,426	¥ 371,487